UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Government Money Market Fund

The fund's portfolio
3/31/18 (Unaudited)

REPURCHASE AGREEMENTS (78.4%)(a)
			Principal amount	Value

Interest in $386,034,000 joint tri-party repurchase agreement dated 3/29/18 with Citigroup Global Markets, Inc. due 4/2/18 - maturity value of $26,051,209 for an effective yield of 1.800% (collateralized by various mortgage backed securities with coupon rates ranging from 2.317% to 6.500% and due dates ranging from 5/1/19 to 3/1/48, valued at $393,754,680)			$26,046,000	$26,046,000

Interest in $25,000,000 tri-party repurchase agreement dated 3/29/18 with Goldman, Sachs & Co. due 4/2/18 - maturity value of $25,005,000 for an effective yield of 1.800% (collateralized by various mortgage backed securities with coupon rates ranging from 3.425% to 6.500% and due dates ranging from 5/1/23 to 4/1/48, valued at $25,500,000)			25,000,000	25,000,000

Interest in $287,096,000 joint tri-party repurchase agreement dated 3/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 4/2/18 - maturity value of $25,005,000 for an effective yield of 1.800% (collateralized by various mortgage backed securities with a coupon rate of 4.000% and due dates ranging from 6/20/47 to 3/20/48, valued at $292,837,920)			25,000,000	25,000,000

Total repurchase agreements (cost $76,046,000)				$76,046,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Banks Funding Corporation discount notes	1.461	7/31/18	$1,300,000	$1,293,683

Federal Farm Credit Banks Funding Corporation discount notes	1.535	7/30/18	200,000	198,987

Federal Farm Credit Banks Funding Corporation discount notes	1.545	7/24/18	400,000	398,062

Federal Farm Credit Banks Funding Corporation discount notes	1.513	7/2/18	400,000	398,467

Federal Farm Credit Banks Funding Corporation discount notes	1.407	6/27/18	600,000	597,977

Federal Farm Credit Banks Funding Corporation discount notes	1.331	6/15/18	385,000	383,941

Federal Farm Credit Banks Funding Corporation discount notes	1.281	6/5/18	1,000,000	997,707

Federal Farm Credit Banks Funding Corporation discount notes	1.258	4/24/18	300,000	299,760

Federal Home Loan Banks unsec. discount notes	1.209	4/27/18	200,000	199,827

Federal Home Loan Banks unsec. discount notes	2.000	12/3/18	500,000	493,269

Federal Home Loan Banks unsec. discount notes	1.667	8/30/18	700,000	695,155

Federal Home Loan Banks unsec. discount notes	1.639	8/14/18	1,250,000	1,242,395

Federal Home Loan Banks unsec. discount notes	1.653	8/3/18	1,000,000	994,351

Federal Home Loan Banks unsec. discount notes	1.565	7/27/18	350,000	348,237

Federal Home Loan Banks unsec. discount notes	1.460	5/31/18	272,000	271,343

Federal Home Loan Banks unsec. discount notes	1.318	5/2/18	325,000	324,633

Federal Home Loan Mortgage Corporation unsec. discount notes	1.643	8/3/18	1,000,000	994,386

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	1.227	4/10/18	1,000,000	999,695

Federal National Mortgage Association unsec. discount notes	1.476	5/21/18	1,000,000	997,958

Total U.S. government agency obligations (cost $12,129,833)				$12,129,833

U.S. TREASURY OBLIGATIONS (9.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	1.588	4/26/18	$1,000,000	$998,915

U.S. Treasury Bills	1.590	5/17/18	1,000,000	998,004

U.S. Treasury Bills	1.746	8/9/18	1,000,000	993,834

U.S. Treasury Bills	1.822	8/16/18	1,000,000	993,222

U.S. Treasury Bills	1.853	10/11/18	1,000,000	990,296

U.S. Treasury FRN	1.958	4/30/18	1,150,000	1,150,016

U.S. Treasury FRN	1.942	7/31/18	1,000,000	999,963

U.S. Treasury FRN	1.938	10/31/18	1,000,000	999,985

U.S. Treasury FRN	1.908	1/31/19	1,000,000	1,000,084

Total U.S. treasury obligations (cost $9,124,319)				$9,124,319

TOTAL INVESTMENTS

Total investments (cost $97,300,152)				$97,300,152

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $97,002,800.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $77,566,920, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Repurchase agreements	$—	$76,046,000	$—
U.S. government agency obligations	—	12,129,833	—
U.S. treasury obligations	—	9,124,319	—

Totals by level	$—	$97,300,152	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018